Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,281,250
Previously Paid Amount	0
Total Fee Amount	1,420.96
Total Offset Amount	0
Net Fee	$ 1,420.96